Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We grant stock options to our employees and directors on an annual basis. We also grant stock options to individuals upon hire, and may do so for promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, none of the Board, the Compensation Committee nor our Chief Executive Officer took material nonpublic information into account when determining the timing or terms of stock options. Stock options are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such stock options. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
While we do not have any policy or obligation that requires us to grant annual stock options to employees on specified dates, annual stock option grants to our officers are typically approved by the Board of the Compensation Committee in February with an effective date following the second business day after the issuance of our earnings release for the last completed fiscal year. Annual stock option grants to employees other than officers are typically made by our Chief Executive Officer on the same effective date pursuant to delegated authority under our 2015 Plan. Pursuant to our non-employee director compensation program, our annual stock option grants to directors are made automatically and without the need for further Board action on the first Board meeting held after each annual meeting of stockholders.
New hire stock option grants to employees, other than our executive officers, are made by our Chief Executive Officer pursuant to delegated authority under the 2015 Plan effective as of the second Friday of the month following the month of the employee’s start date. New hire stock option grants to our executive officers are made by the Compensation Committee in connection with the effective date of hire of the new officer. Pursuant to our non-employee director compensation program, new directors receive stock option grants effective on the date of their initial election to the Board automatically and without the need for further Board action.
During 2025, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any quarterly report on Form 10-Q or annual report on Form10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.
Award Timing Method
While we do not have any policy or obligation that requires us to grant annual stock options to employees on specified dates, annual stock option grants to our officers are typically approved by the Board of the Compensation Committee in February with an effective date following the second business day after the issuance of our earnings release for the last completed fiscal year. Annual stock option grants to employees other than officers are typically made by our Chief Executive Officer on the same effective date pursuant to delegated authority under our 2015 Plan. Pursuant to our non-employee director compensation program, our annual stock option grants to directors are made automatically and without the need for further Board action on the first Board meeting held after each annual meeting of stockholders.
New hire stock option grants to employees, other than our executive officers, are made by our Chief Executive Officer pursuant to delegated authority under the 2015 Plan effective as of the second Friday of the month following the month of the employee’s start date. New hire stock option grants to our executive officers are made by the Compensation Committee in connection with the effective date of hire of the new officer. Pursuant to our non-employee director compensation program, new directors receive stock option grants effective on the date of their initial election to the Board automatically and without the need for further Board action.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Stock options are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such stock options. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false